UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Mazama Capital Management, Inc.
Address:   One SW Columbia, Suite 1860
           Portland, Oregon 97258
           -------------------------------------------

Form  13F  File  Number:  28-
                             ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Brian P. Alfrey
        -------------------------
Title:  Chief Operating Officer
        -------------------------
Phone:  503-944-6245
        -------------------------

Signature, Place, and Date of Signing:

/s/ Brian P. Alfrey                  Portland, Oregon                 11/05/2001
-------------------                  ----------------                 ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:          111
                                              -----------

Form  13F  Information  Table  Value  Total:  $   725,988
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -------
99 Cents Only Store            COM              65440K106     1983   61300 SH       Sole               51700      0    9600
Active Power, Inc.             COM              00504W100     2803  559400 SH       Sole              471600      0   87800
AeroGen, Inc.                  COM              007779101     8624 1742300 SH       Sole             1467300      0  275000
Aether Systems, Inc.           COM              00808V105     1378  219800 SH       Sole              185100      0   34700
Affiliated Computer Services   COM              008190100     4478   55000 SH       Sole               55000      0       0
Alkermes Inc                   COM              01642T108    22072 1127260 SH       Sole              960160      0  167100
American Eagle Outfitters      COM              02553E106     5492  275950 SH       Sole              232850      0   43100
Amylin Pharmaceuticals Inc     COM              032346108     4040  730450 SH       Sole              615750      0  114700
Anaren Microwave Inc.          COM              032744104      512   31300 SH       Sole               26400      0    4900
Ann Taylor Stores              COM              036115103     1834   83650 SH       Sole               70750      0   12900
Atherogenics, Inc.             COM              047439104     5967 1317250 SH       Sole             1117450      0  199800
Atrix Laboratories Inc         COM              04962L101     2309   98250 SH       Sole               83050      0   15200
Auspex                         COM              052116100     2722 1158400 SH       Sole              975900      0  182500
Avocent Corp                   COM              053893103    13581  912700 SH       Sole              771700      0  141000
Barr Labs Inc                  COM              068306109      237    3000 SH       Sole                3000      0       0
Carreker                       COM              144433109     7810 1028925 SH       Sole              866525      0  162400
Celgene                        COM              151020104    20405  772050 SH       Sole              652250      0  119800
Cell Genesys Inc.              COM              150921104     4902  306350 SH       Sole              258250      0   48100
Centillium Communication       COM              152319109     3445  568500 SH       Sole              478900      0   89600
Chicos Fas Inc.                COM              168615102     2949  125200 SH       Sole              105950      0   19250
Choicepoint Inc.               COM              170388102     1666   40000 SH       Sole               40000      0       0
Coach, Inc.                    COM              189754104     6229  234960 SH       Sole              198660      0   36300
Columbia Sportswear Co         COM              198516106     6307  284100 SH       Sole              240050      0   44050
Computer Network Technology    COM              204925101     1946  185000 SH       Sole              185000      0       0
Cor-Therapeutics Inc           COM              217753102    27977 1236300 SH       Sole             1044800      0  191500
Core Laboratories (FOR)        COM              N22717107     4831  375675 SH       Sole              316675      0   59000
Corillian Corp.                COM              218725109     5184 2618250 SH       Sole             2204750      0  413500
Corixa Corp                    COM              21887F100    12836 1222600 SH       Sole             1030350      0  192250
Cree Inc.                      COM              225447101     2876  194600 SH       Sole              164400      0   30200
Digene Corp                    COM              253752109     1391   55650 SH       Sole               47950      0    7700
Digimarc                       COM              253807101    43572 3164250 SH       Sole             2689400      0  474850
Digital Insight                COM              25385P106    16356 1422250 SH       Sole             1200850      0  221400
Dusa Pharmaceuticals Inc.      COM              266898105     5400  526350 SH       Sole              442850      0   83500
Echelon Corp                   COM              27874N105     5430  435150 SH       Sole              366850      0   68300
Elastic Networks               COM              284159100      916 1579550 SH       Sole             1330050      0  249500
Emcor Group Inc                COM              29084Q100     4768  149450 SH       Sole              125850      0   23600
Emisphere Technologies         COM              291345106     1124   58850 SH       Sole               49650      0    9200
F5 Networks Inc.               COM              315616102     5074  546800 SH       Sole              460700      0   86100
FEI Co                         COM              30241L109     5531  254285 SH       Sole              215385      0   38900
First American Corporation     COM              318522307    19155  945900 SH       Sole              798200      0  147700
First Horizon Pharmaceutical   COM              32051K106     6202  238250 SH       Sole              201100      0   37150
Foundry Networks Inc.          COM              35063R100     2603  430250 SH       Sole              362750      0   67500
Friedman Billings Ramsey Group COM              358433100     7335 1438250 SH       Sole             1210650      0  227600
Gene Logic Inc                 COM              368689105     4956  376550 SH       Sole              317150      0   59400
Genta Inc.                     COM              37245M207     1053  101800 SH       Sole               86200      0   15600
Gentner Communications Corp.   COM              37245j105     2626  144600 SH       Sole              121700      0   22900
Getty Images                   COM              374276103     4557  413130 SH       Sole              349030      0   64100
Handspring                     COM              410293104      357  264700 SH       Sole              222800      0   41900
Hawaiian Airlines Inc          COM              419849104     7199 3272450 SH       Sole             2762150      0  510300
ICU Medical Inc.               COM              44930G107     2000   50000 SH       Sole               50000      0       0
Identix Inc.                   COM              451906101      413   50800 SH       Sole               43000      0    7800
Illumina Inc.                  COM              452327109     1585  243950 SH       Sole              205250      0   38700
Immersion Corp                 COM              452521107     6906 2227700 SH       Sole             1875400      0  352300
Incyte Genomics Inc            COM              45337C102     7342  537500 SH       Sole              458500      0   79000
Integra Lifesciences Corp.     COM              457985208     2261   81860 SH       Sole               81860      0       0
Internap Networks Services Cor COM              45885A102       10   10000 SH       Sole               10000      0       0
JAKKS Pacific Inc              COM              47012E106     1669  123650 SH       Sole              104150      0   19500
Key Energy Services            COM              492914106     2095  329400 SH       Sole              279000      0   50400
King Pharmaceuticals           COM              495582108      235    5600 SH       Sole                5600      0       0
LSI Logic                      COM              502161102      117   10000 SH       Sole               10000      0       0
Legato                         COM              524651106     2018  368300 SH       Sole              312500      0   55800
Liveperson                     COM              538146101      413 2951750 SH       Sole             2479450      0  472300
Macrovision                    COM              555904101      284   10000 SH       Sole               10000      0       0
Maverick Tube Corp.            COM              577914104     2116  233600 SH       Sole              196800      0   36800
Maxtor Corp                    COM              577729205       36   10000 SH       Sole               10000      0       0
Mcafee.com                     COM              579062100    10699  926350 SH       Sole              780550      0  145800
Metris Companies               COM              591598107     8083  326600 SH       Sole              276750      0   49850
Millenium Cell                 COM              60038B105     3261  872000 SH       Sole              734200      0  137800
Moldflow                       COM              608507109     3805  449150 SH       Sole              387850      0   61300
Neose Technologies             COM              640522108    17443  451900 SH       Sole              380200      0   71700
Netiq Corp.                    COM              64115P102    18523  813487 SH       Sole              687187      0  126300
Network Appliance Inc.         COM              64120L104      102   15000 SH       Sole               15000      0       0
Omnivision                     COM              682128103     7077 2359000 SH       Sole             1987300      0  371700
Onyx Software Corp             COM              683402101     9243 4864800 SH       Sole             4124600      0  740200
Paradigm Genetics              COM              69900R106    22838 3654200 SH       Sole             3083100      0  571100
Patterson Energy               COM              703481101     6635  536875 SH       Sole              453375      0   83500
Pharmacopeia, Inc              COM              71713B104     2785  214900 SH       Sole              181600      0   33300
Pharmacyclics Corp             COM              716933106     8613  483900 SH       Sole              407100      0   76800
Pixar                          COM              725811103    25056  620200 SH       Sole              523600      0   96600
Pixelworks                     COM              72581M107    31568 2505400 SH       Sole             2115800      0  389600
Polo Ralph Lauren              COM              731572103    19706 1051000 SH       Sole              888054      0  162946
Polycom Inc                    COM              73172K104    39880 1636450 SH       Sole             1381850      0  254600
Power-One Inc.                 COM              739308104     1324  215210 SH       Sole              182510      0   32700
Princeton Review, Inc.         COM              742352107     5348  855600 SH       Sole              721200      0  134400
Qiagen N.V. (FOR)              COM              N72482107      221   15000 SH       Sole               15000      0       0
Rational Software Corp         COM              75409p202       87   10000 SH       Sole               10000      0       0
Read-Rite Corp.                COM              755246105     1507  510800 SH       Sole              430300      0   80500
Red Hat Inc.                   COM              756577102    28183 8052300 SH       Sole             6803400      0 1248900
Sangamo Biosciences Inc.       COM              800677106      932  124450 SH       Sole              104350      0   20100
Scios Inc.                     COM              808905103     5175  309510 SH       Sole              261510      0   48000
Silicon VY Bancshare           COM              827064106     2204  109100 SH       Sole               92200      0   16900
Sirenza Microdevices Inc.      COM              82966T106     2479  558400 SH       Sole              469800      0   88600
Smith and Wollenski Restaurant COM              831758107     3321  991300 SH       Sole              834000      0  157300
Sonicwall Inc.                 COM              835470105     5291  445330 SH       Sole              376430      0   68900
Sonus Networks Inc.            COM              835916107     4314 1438050 SH       Sole             1212550      0  225500
Southwest Bancorporation Texas COM              84476R109     1420   47750 SH       Sole               40450      0    7300
Swift Energy Co                COM              870738101     6824  330950 SH       Sole              278950      0   52000
Sylvan Learning System         COM              871399101     4809  210000 SH       Sole              176900      0   33100
Symyx Technologies             COM              87155S108     5472  371000 SH       Sole              312750      0   58250
Third Wave Technologies        COM              88428W108     4123  652350 SH       Sole              549350      0  103000
TransGenomic                   COM              89365K206     4404  583400 SH       Sole              491500      0   91900
Triquint Semiconductor         COM              89674K103    13589  849829 SH       Sole              717915      0  131914
Tvia Corp                      COM              87307P101     2036 1475350 SH       Sole             1240150      0  235200
Tweeter Home Entertainment Gro COM              901167106     6926  507770 SH       Sole              428270      0   79500
United Online                  COM              911268100     2599 1155260 SH       Sole              974800      0  180460
VIDAMED INC                    COM              926530106       51   13300 SH       Sole               13300      0       0
Verity Inc                     COM              92343C106     1251  123900 SH       Sole              104700      0   19200
ViaSat Inc                     COM              92552V100     6048  339050 SH       Sole              285250      0   53800
Viropharma, Inc.               COM              928241108     3068  121400 SH       Sole              102200      0   19200
Visionics Corporation          COM              92831E101     2350  197800 SH       Sole              166700      0   31100
Williams & Sonoma              COM              969904101     2815  118250 SH       Sole               99950      0   18300